AGREEMENT AND PLAN OF MERGER

THIS AGREEMENT AND PLAN OF MERGER (this “Agreement”) is made as of this 16th day of April, 2021, between Pioneer Municipal High Income Advantage Trust, a Delaware statutory trust (the “Acquired Fund”), and Pioneer Municipal High Income Advantage Fund, Inc., a Maryland corporation (the “Acquiring Fund”).

WHEREAS, the Acquired Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), duly organized and existing as a Delaware statutory trust, and the Acquiring Fund has been formed as a Maryland corporation for the purpose of effecting the incorporation of the Acquired Fund in the State of Maryland as a closed-end management investment company registered under the 1940 Act;

WHEREAS, the incorporation will consist of the merger of the Acquired Fund with and into the Acquiring Fund pursuant to the Delaware Statutory Trust Act (the “DSTA”) and the Maryland General Corporation Law (the “MGCL”) as provided herein, and upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquired Fund has determined that, for the purpose of effecting the incorporation of the Acquired Fund in the State of Maryland, it is advisable and in the best interests of the Acquired Fund and its shareholders that the Acquired Fund merge with and into the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquired Fund has approved this Agreement and directed that this Agreement be executed by the undersigned signatories;

WHEREAS, the Board of Directors of the Acquiring Fund has approved this Agreement, determined that the Merger (as defined herein) and the other transactions provided for in this Agreement are advisable and directed that the Merger be submitted to the sole initial stockholder for its consideration and approval; and

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement shall qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), (ii) that this Agreement shall constitute a “plan of reorganization” for purposes of the Code, and (iii) that the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” for purposes of the Code.

 NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound, agree as follows:

1.  The Merger Transaction

1.1  The Merger.  Subject to the terms and conditions of this Agreement, the Acquired Fund will merge with and into the Acquiring Fund (the “Merger”) at the Effective Time (as defined in paragraph 1.3 below) in accordance with the DSTA and the MGCL.  The Acquiring Fund shall be the surviving corporation (the “Surviving Corporation”) and investment company registered under the 1940 Act and the Acquired Fund shall cease to exist as a separate statutory trust and investment company.

1.2  Actions at Closing.  At the closing of the transactions contemplated by this Agreement (the “Closing”) on the date thereof (the “Closing Date”), (i) the Acquired Fund will file a Certificate of Merger (the “Certificate of Merger”) with the Secretary of State of the State of Delaware (the “Secretary”) and (ii) the Acquired Fund will file Articles of Merger (the “Articles of Merger”) with the State Department of Assessments and Taxation of Maryland (the “SDAT”).

1.3  Effect of Merger.  Subject to the terms and conditions described herein, the Merger shall become effective at such time as the Articles of Merger are accepted for record by the SDAT or at such later time, not to exceed 30 days after such acceptance, as is specified in the Articles of Merger (the “Effective Time”), and the separate trust existence of the Acquired Fund shall cease.  From and after the Effective Time, the Acquiring Fund, as the Surviving Corporation, shall (i) continue to possess all of its properties, assets, rights, privileges and powers as constituted immediately prior to the Effective Time, (ii) be subject to all actions previously taken by its Board of Directors and the Board of Trustees of the Acquired Fund, (iii) succeed, without other transfer, to all of the properties, assets, rights, privileges and powers of the Acquired Fund, (iv) continue to be subject to all of its liabilities, obligations and duties as constituted immediately prior to the Effective Time, and (v) succeed, without other transfer, to all of the liabilities, obligations and duties of the Acquired Fund, all as provided under applicable provisions of the DSTA and Maryland law, including, without limitation, Section 3-114 of the MGCL.

1.4  Charter Documents, Directors and Officers.

(a)  The charter of the Acquiring Fund as in effect immediately prior to the Effective Time shall continue in full force and effect as the charter of the Surviving Corporation until duly amended in accordance with the provisions thereof and applicable law.

(b)  The Bylaws of the Acquiring Fund as in effect immediately prior to the Effective Time shall continue in full force and effect as the Bylaws of the Surviving Corporation until duly amended in accordance with the provisions thereof and applicable law.

(c)  The trustees and officers of the Acquired Fund immediately prior to the Effective Time shall be the directors and officers of the Surviving Corporation until their successors shall have been duly elected and qualified or until as otherwise provided by law, the charter of the Surviving Corporation or the Bylaws of the Surviving Corporation.

2.  Representations and Warranties

2.1  Representations and Warranties of the Acquiring Fund.  The Acquiring Fund represents and warrants to the Acquired Fund that the statements contained in this paragraph 2.1 are correct and complete in all material respects as of the execution of this Agreement on the date hereof.  The Acquiring Fund represents and warrants to, and agrees with, the Acquired Fund that:

(a)  The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Maryland and is in good standing with the SDAT, and has the corporate power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.

(b)  At the Closing Date, the Acquiring Fund shall succeed to the registration statement of the Acquired Fund filed under the 1940 Act with the Securities and Exchange Commission and thus will become duly registered under the 1940 Act as a closed-end management investment company.

(c)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under Maryland law for the acceptance for record of the Articles of Merger by the SDAT.

(d)  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result, in violation of the laws of the State of Maryland or of the charter of the Acquiring Fund (the “Acquiring Fund Charter”) or the Bylaws (the “Acquiring Fund Bylaws”), of the Acquiring Fund, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

(e)  The Acquiring Fund has full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Acquiring Fund Board, and, subject to approval by the sole stockholder of the Acquiring Fund, this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(f)  The Acquiring Fund is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share (the “Acquiring Fund Common Stock”), and 100,000,000 shares of preferred stock, par value $0.001 per share (the “Acquiring Fund Preferred Stock”).  1,450 shares of Acquiring Fund Preferred Stock have been classified and designated as Variable Rate MuniFund Term Preferred Shares (the “Acquiring Fund VMTP Shares”).

(g)  Subject to the accuracy of the representations and warranties in paragraph 2.2(i), for the taxable year that includes the Closing Date, the Acquiring Fund expects to meet the requirements of Chapter 1, Part I of Subchapter M of the Code for qualification as a RIC and will be eligible to, and will, compute its federal income tax under Section 852 of the Code.

2.2  Representations and Warranties of the Acquired Fund.  The Acquired Fund represents and warrants to the Acquiring Fund that the statements contained in this paragraph 2.2 are correct and complete in all material respects as of the execution of this Agreement on the date hereof.  The Acquired Fund represents and warrants to, and agrees with, the Acquiring Fund that:

(a)  The Acquired Fund is a statutory trust duly organized and validly existing under the laws of the State of Delaware and is in good standing with the Secretary and has the trust power to own all of its assets and to carry on its business as it is now being conducted and to carry out this Agreement.

(b)  The Acquired Fund is registered as a closed-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under Delaware law for the acceptance for record of the Certificate of Merger by the Secretary.

(d)  The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in violation of the laws of the State of Delaware or of the Certificate of Trust of the Acquired Fund (the “Certificate of Trust”), the Declaration of Trust of the Acquired Fund (the “Declaration of Trust”) or the Bylaws of the Acquired Fund, as amended (the “Acquired Fund Bylaws” and, together with the Certificate of Trust and the Declaration of Trust, the “Acquired Fund Organizational Documents”), of the Acquired Fund, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound.

(e)  The Acquired Fund has full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Acquired Fund Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.  No approval of this Agreement or the Merger by the shareholders of the Acquired Fund is required under Delaware law or the Acquired Fund Organizational Documents.

(f)  The Acquired Fund is authorized to issue an unlimited number of common shares of beneficial interest, without par value (the “Acquired Fund Common Shares”), and an unlimited number of preferred shares of beneficial interest, without par value (the “Acquired Fund Preferred Shares”).  The Acquired Fund has classified and designated 1,450 Acquired Fund Preferred Shares as Variable Rate MuniFund Term Preferred Shares, $0.01 par value per share (the “Acquired Fund VMTP Shares”).

(g)  All issued and outstanding Acquired Fund Common Shares and Acquired Fund VMTP Shares (i) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Effective Time will be, duly and validly issued, fully paid and nonassessable.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of Acquired Fund Common Shares or Acquired Fund VMTP Shares, nor is there outstanding any security convertible into, or exchangeable for, any shares of Acquired Fund Common Shares or Acquired Fund VMTP Shares.

(h)  At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets held immediately prior to the Effective Time, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free and clear of any liens or encumbrances, except those liens and encumbrances to which the Acquiring Fund has received notice and has not objected, and the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(i)  For each taxable year of its existence (including the taxable year that includes the Closing Date), the Acquired Fund has met (or, for the taxable year that includes the Closing Date, subject to the accuracy of the representations and warranties in paragraph 2.1(g), expects to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, has been (or, for the taxable year that includes the Closing Date, subject to the accuracy of the representations and warranties in paragraph 2.1(g), expects to be) eligible to compute and has computed (or, for the taxable year that includes the Closing Date, subject to the accuracy of the representations and warranties in paragraph 2.1(g), expects to compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have declared and paid dividends sufficient to distribute substantially all of (1) the sum of (x) its net tax-exempt income, (y) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (z) any net capital gain (as defined in the Code), and (2) any other amounts as necessary, in each case for all tax periods ending on or before the Closing Date, as dividends qualifying for the dividends-paid deduction under Section 562 of the Code, such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 of the Code for any tax period ending on or before the Closing Date. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

3.  Effect of the Merger on the Shares of Beneficial Interest of the Acquired Fund and the shares of Acquiring Fund Common Stock

3.1 Conversion of Acquired Fund Common Shares and Acquired Fund VMTP Shares.

(a)  Conversion of Acquired Fund Common Shares.  Subject to the terms and conditions contained herein, at the Effective Time, each Acquired Fund Common Share issued and outstanding immediately prior to the Effective Time will, by virtue of the Merger and without any action by the Acquired Fund, the Acquiring Fund, the holder of such share or any other person, be converted into and exchanged for one fully paid and nonassessable share of Acquiring Fund Common Stock and each fractional Acquired Fund Common Share issued and outstanding immediately prior to the Effective Time will likewise be converted into an equivalent fractional share of Acquired Fund Common Stock.

 (b)  Conversion of Acquired Fund VMTP Shares.  Subject to the terms and conditions contained herein, at the Effective Time, each Acquired Fund VMTP Share issued and outstanding immediately prior to the Effective Time will, by virtue of the Merger and without any action by the Acquired Fund, the Acquiring Fund, the holder of such share or any other person, be converted into and exchanged for one fully paid and nonassessable Acquiring Fund VMTP Share.

3.2  Surrender of Shares.  In lieu of delivering certificates for Acquiring Fund Common Stock  and Acquiring Fund VMTP Shares at the Closing, the Acquiring Fund shall credit the Acquiring Fund Common Stock and the Acquiring Fund VMTP Shares to the Acquired Fund’s account on the books of the Acquiring Fund.  The Acquired Fund’s transfer agent shall deliver at Closing a certificate of an authorized officer stating that its records contain the names and addresses of the holders of Acquired Fund Common Shares and Acquired Fund VMTP Shares and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund’s transfer agent shall issue and deliver to the Acquired Fund’s Secretary a confirmation evidencing the Acquiring Fund Common Stock and Acquired Fund VMTP Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquiring Fund that such Acquiring Fund Common Stock and Acquiring Fund VMTP Shares has been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.3  Acquiring Fund Common Stock.  At the Effective Time, each share of Acquiring Fund Common Stock issued and outstanding immediately prior to the Effective Time shall, by virtue of the Merger and without any action by the Acquiring Fund, the holder of such share or any other person, be cancelled and returned to the status of authorized and unissued shares of the Acquiring Fund, without payment of any consideration therefor.

4.  Regulatory Filings

4.1  Securities Laws.  As promptly as practicable after the Effective Time, the Acquiring Fund shall make all filings required under applicable federal and state securities laws as a result of the Merger, including, without limitation, a Form 8-A/A (whereby the Acquiring Fund shall assume and succeed to the registration of the Acquired Fund as a closed-end management investment company under the 1940 Act).

4.2  Listing Exchange.  The Acquired Fund shall have, prior to the Closing Date, filed with and obtained authorization of a supplemental listing application with the exchange on which its shares are traded.

5.  Conditions Precedent to Obligations of Acquiring Fund and Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

5.1  Governmental Orders.  On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Fund or the Acquiring Fund from completing the transactions contemplated by this Agreement.

5.2  Consents.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

5.3  Stockholder List.  Prior to the Effective Time, the Acquired Fund shall have made arrangements with its transfer agent to deliver to the Acquiring Fund a list of the names and addresses of all of the holders of record of Acquired Fund Common Shares and Acquired Fund VMTP Shares at the Effective Time and the respective number of shares of Acquired Fund Common Shares and Acquired Fund VMTP Shares owned by each such stockholder, certified by the Acquired Fund’s transfer agent or President to the best of their knowledge and belief.

5.4  Tax Opinion.  The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and certain representations made by the Acquired Fund, the Acquiring Fund and their respective authorized officers, for U.S. federal income tax purposes:

(a)  the Merger as provided in this Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and that the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)  no gain or loss will be recognized by the Acquired Fund in the Merger or upon the conversion of Acquired Fund Common Shares to shares of Acquiring Fund Common Stock or the conversion of Acquired Fund VMTP Shares to Acquiring Fund VMTP Shares as

part of the Merger, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset of the Acquired Fund pursuant to the Merger regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c)  no gain or loss will be recognized by the Acquiring Fund in the Merger or upon the conversion of Acquired Fund Common Shares to shares of Acquiring Fund Common Stock or the conversion of Acquired Fund VMTP Shares to Acquiring Fund VMTP Shares as part of the Merger;

(d)  no gain or loss will be recognized by the holders of the Acquired Fund Common Shares upon the conversion of their Acquired Fund Common Shares to shares of Acquiring Fund Common Stock as part of the Merger, or by the holders of Acquired Fund VMTP Shares upon the conversion of their Acquired Fund VMTP Shares to Acquiring Fund VMTP Shares as part of the Merger;

(e)  the aggregate tax basis in the hands of the Acquiring Fund of the Acquired Fund assets transferred to the Acquiring Fund in the Merger will be the same as the aggregate tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the Merger, increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Acquired Fund in the Merger;

(f)  immediately after the Merger, the aggregate tax basis of the Acquiring Fund Common Stock received by each holder of Acquired Fund Common Shares in the Merger will be equal to the aggregate tax basis of the Acquired Fund Common Shares owned by such stockholder immediately prior to the Merger and the aggregate tax basis of the Acquiring Fund VMTP Shares received by each holder of Acquired Fund VMTP Shares in the Merger will be equal to the aggregate tax basis of the Acquired Fund VMTP Shares owned by such stockholder immediately prior to the Merger;

(g)  the holding period for Acquiring Fund Common Stock received by each holder of Acquired Fund Common Shares and Acquiring Fund VMTP Shares received by each holder of Acquired Fund VMTP Shares in the Merger will be determined by including the period for which he or she held Acquired Fund Common Shares or Acquired Fund VMTP Shares, respectively, converted pursuant to the Merger, provided that such shares of Acquired Fund Common Stock or Acquired Fund VMTP Shares, as applicable,were held as capital assets at the time of the Merger;

(h)  the Acquiring Fund’s holding period with respect to the Acquired Fund’s assets transferred as part of the Merger, other than assets with respect to which gain or loss is required to be recognized, will include the Acquired Fund’s holding period for assets (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); and

(i)  the taxable year of the Acquired Fund will not end as a result of the Merger.

The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Acquiring Fund and the Acquired Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 5.4.

5.5  Stockholder Approval.  The sole stockholder of the Acquiring Fund shall have approved the Merger in accordance with Maryland law and the Acquiring Fund Charter and the Acquiring Fund Bylaws.

5.6  Expenses.  The Acquired Fund agrees to pay all of the expenses incurred in connection with the Merger.  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in such party’s failure to qualify for treatment as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Merger from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either Fund or on either Fund’s shareholders.

6.  Amendment and Termination

6.1  Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of shares of Acquiring Fund Common Stock or number of Acquiring Fund VMTP Shares to be issued to the holders of Acquired Fund Common Shares or the holders of Acquired Fund VMTP Shares under this Agreement.

6.2  Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of either the Acquiring Fund Board or the Acquired Fund Board, if circumstances should develop that, in the opinion of that board, make proceeding with this Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.  Any such termination resolution to be effective shall be promptly communicated to the other party and, in any event, prior to the Closing Date.  In the event of termination of this Agreement pursuant to the provisions hereof, this Agreement shall become void and of no effect, and there shall not be any liability or obligations hereunder on the part of either of the parties or their respective board members, officers or shareholders, except for any such material breach or intentional misrepresentation as to each of which all remedies at law or in equity of the party adversely affected shall survive.

7.  Miscellaneous

7.1  Enforceability.  Any term or provision of this Agreement that is invalid or unenforceable in any situation in any jurisdiction shall not affect the validity or enforceability of the remaining terms and provisions hereof or the validity or enforceability of the offending term or provision in any other situation or in any other jurisdiction.

7.2  Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

7.3  Counterparts.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original and all of which together shall constitute one and the same instrument.

7.4  Governing Law.  This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Maryland, except, with respect to the Acquired Fund, to the extent required to be governed by the DSTA.

7.5  Notices.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Fund or the Acquired Fund, at the address set forth below:

(a)  If to the Acquired Fund:

Pioneer Municipal High Income Advantage Trust
Attention:  President
60 State Street
Boston, Massachusetts 02109

(b)  If to the Acquiring Fund:

Pioneer Municipal High Income Advantage Fund, Inc.
Attention:  President
60 State Street
Boston, Massachusetts 02109

7.6  Successors and Assigns.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date set forth above by its duly authorized officer.

PIONEER MUNICIPAL HIGH INCOME ADVANTAGE FUND, INC.

By: /s/ Lisa Jones
NAME: Lisa Jones
TITLE: President

PIONEER MUNICIPAL HIGH INCOME ADVANTAGE TRUST

By: /s/ Lisa Jones
NAME: Lisa Jones
TITLE: President